Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended			0 Months Ended			1 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended
	Sep. 17, 2012	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013 Private Placement [Member]	Oct. 16, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member]	Oct. 31, 2013 Private Placement [Member]	Aug. 31, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Jul. 31, 2014 Private Placement [Member]	Jan. 31, 2014 Private Placement [Member]	Jul. 31, 2014 Private Placement [Member]	Jul. 10, 2014 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Jul. 31, 2014 Existing Investors [Member] Private Placement [Member]
Subsequent Event [Line Items]
Common Stock,Issued	4,341,615		29,394,940	12,569,503							9,990,659		9,990,659	183,333		95,366
Share Price	$ 1.10				$ 0.75	$ 0.75	$ 0.40	$ 0.75	$ 0.20						$ 0.70
Warrants to purchase common stock shares							500,000			91,667			3,996,259			648,053
Proceeds from Issuance of Private Placement	$ 4,776	$ 1,498			$ 324	$ 1,782	$ 384	$ 2,106	$ 1,057		$ 455	$ 1,501	$ 7,490